Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Rent Concessions associated to base rent	$ 4.2
Leasehold Inducements	2.3	$ 0.9
Accounts Receivable [Member]
Summary Of Supplemental Cash Flow Information Operating Lease [Line Items]
Leasehold Inducements	$ 1.1	$ 0.3